Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Disclosure of initial application of standards or interpretations [abstract]
Summary of Significant Accounting Policies

Summary of significant accounting policies

Pursuant to the regulations of Section 115 of the German Securities Trading Act (WpHG), in combination with Section 117 WpHG, this half-year financial report as of 30 June 2019 comprises condensed interim consolidated financial statements, an interim Group management report and a responsibility statement pursuant to the regulations of Section 264 (2) Clause 3, Section 289 (1) Clause 5 of the German Commercial Code (HGB).

The condensed interim consolidated financial statements as of June 30, 2019 of Biofrontera AG were prepared in accordance with the International Financial Reporting Standards (IFRS) of the International Accounting Standards Board (IASB) as well as the interpretations of the International Financial Reporting Standards Interpretations Committee (IFRS IC) for "Interim Financial Reporting" in accordance with IAS 34, as applicable in the European Union. As a consequence, they do not include all information and disclosures required for consolidated financial statements, and for this reason should be read in connection with the consolidated financial statements for the financial year ending December 31, 2018.

As part of preparing the interim consolidated financial statements, the Management Board must make assumptions that affect the application of accounting policies within the Group, and the reporting of assets and liabilities as well as income and expenses. Actual amounts can differ from such estimates.

Apart from the new IFRS standards described below, the accounting policies applied in the preparation of the consolidated financial statements as of December 31, 2018 were adopted unchanged for the preparation of these condensed interim consolidated financial statements. IFRS 16 (Leasing) was applied for the first time as of January 1, 2019.

The first-time application of IFRS 16 resulted in the following effects:

For financial years beginning on or after January 1, 2019, IFRS 16 requires the application of a new lease standard. Contrary to the previous regulation, it provides for lessees to recognize on the balance sheet the rights of use and lease liabilities resulting from leases. The previous distinction between operating leases, which are generally off-balance sheet, and finance leases, which are on-balance sheet, is therefore no longer applicable. The lease liability to be carried as a liability is calculated as the present value of the payments to be made to the lessee with a high degree of probability. They are updated using the effective interest method. The right to use the underlying asset to be recognized in return is to be recognized at cost at the inception of the lease. In addition to the leasing payments, any initial direct costs of the lessee and dismantling costs are included in the calculation. Incentive payments granted by the lessor are to be deducted. The capitalized right of use must be amortized and tested for impairment if indications of impairment exist. The new regulations for lessors essentially correspond to the previous regulations.

The leasing contracts concluded by Biofrontera as lessee mainly relate to buildings and motor vehicles used for operational and administrative purposes. The company will apply the new accounting standard under the modified retrospective method to leases with a remaining term of more than one year as of January 1, 2019. Leases of lesser value are excluded.

The carrying amounts of the rights of use and lease liabilities to be recognized are carried forward as if the new standard had already been applied in the past. Future lease payments are to be discounted at the imputed interest rate of the lessor or, if not available, at the marginal borrowing rate on the date of first application. Differences between the carrying amounts of the lease rights to be recognized for the first time and the lease liabilities change the Group's reserves, taking deferred taxes into account. The previous year's figures have not been adjusted.

Biofrontera has decided to make use of the simplification of IFRS 16.6 for expenses from leasing relationships with a remaining term of no more than one year and from leasing relationships with a low value, and to immediately expense monthly leasing instalments, in other words, applying the same accounting treatment as with IAS 17.

The transition to the new lease accounting had the following effects on the consolidated balance sheet as of as of January 1, 2019:

●	an increase in non-current assets due to the capitalization of rights of use in the amount of EUR 2,335 thousand;
●	an increase in balance sheet liabilities due to the recognition of leasing liabilities in the amount of EUR 2,302 thousand;
●	a decrease in the loss carried forward in the amount of EUR 33 thousand.

Effects on the consolidated income statement as of June 30, 2019 were recognized in the form of higher depreciation (plus EUR 378 thousand) and higher interest expenses (plus EUR 37 thousand). Offsetting this, leasing expenses recorded under other operating expenses have declined.

Biofrontera will not report the rights of use and leasing liabilities separately on the balance sheet, but will include them in items containing comparable assets and liabilities.

In relation to the other accounting policies, we also refer in this connection to the notes to the consolidated financial statements for the financial year ending December 31, 2018.

The interim reporting as of June 30, 2019 contains no separate segment-based reporting, as the activities of the Biofrontera Group are limited to a single business segment in terms of the definition in IFRS 8. All business operations focus on the sale of dermatological products, especially Ameluz®, including the supplementary products BF-RhodoLED® (PDT lamp) and Belixos®, as well as XepiI®, and are monitored and managed internally on a uniform basis accordingly.

This half-year financial report of Biofrontera AG was approved for publication by a Management Board resolution on August 27, 2019.

Rounding differences can arise in the tables due to commercial rounding.

Basis of consolidation

The financial statements as of June 30, 2019 include the financial statements of the parent company, Biofrontera AG, and the subsidiary companies in which the parent has a direct majority of the voting rights. The following companies have been included in the consolidated financial statements:

1.	Biofrontera Bioscience GmbH, Leverkusen, Germany, with a direct interest of 100%
2.	Biofrontera Pharma GmbH, Leverkusen, Germany, with a direct interest of 100%
3.	Biofrontera Development GmbH, Leverkusen, Germany, with a direct interest of 100%
4.	Biofrontera Neuroscience GmbH, Leverkusen, Germany, with a direct interest of 100%
5.	Biofrontera Inc., Woburn, Massachusetts, USA, with a direct interest of 100%
6.	Biofrontera Inc., Woburn, Massachusetts, USA, with a direct interest of 100% (founded March 21, 2019)
7.	Cutanea Life Sciences, Inc., Wayne, Pennsylvania, USA, with a direct interest of 100% (acquisition date March 25, 2019)
8.	Dermarc LLC, Wayne, Pennsylvania, USA, with a direct shareholding of 100% (acquisition date March 25, 2019)
9.	Dermapex LLC, Wayne, Pennsylvania, USA, with a direct shareholding of 100% (acquisition date 25 March 2019)

The basis for the consolidation of the companies included in the consolidated financial statements are the interim financial statements (or HBII pursuant to IFRS) of these companies prepared for 30 June 2019 pursuant to uniform principles. The financial statements as of June 30, 2019 have been prepared on the basis of uniform accounting policies (IFRS).

The subsidiaries have been fully consolidated from the date of acquisition. The date of acquisition is the date when the parent company obtained control of these subsidiaries. The subsidiaries are included in the consolidated financial statements until control over these companies no longer exists.

All inter-company balances and income and expenses have been eliminated on consolidation. Results of intra-group transactions have been eliminated.